Currency Translation Reserve	6 Months Ended
Jun. 30, 2023
Currency Translation Reserve Abstract
CURRENCY TRANSLATION RESERVE
18	CURRENCY TRANSLATION RESERVE

The translation reserve comprises all foreign exchange differences arising from the translation of the consolidated financial statements of foreign operations whose functional currency is different from that of the Group’s presentation currency and is non-distributable.